Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
ActivePassive Large Cap Growth Fund (Prospectus Summary) | ActivePassive Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APLGX
ActivePassive Large Cap Value Fund (Prospectus Summary) | ActivePassive Large Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APLVX
ActivePassive Small/Mid Cap Fund (Prospectus Summary) | ActivePassive Small/Mid Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APMGX
ActivePassive International Equity Fund (Prospectus Summary) | ActivePassive International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APIEX
ActivePassive Global Bond Fund (Prospectus Summary) | ActivePassive Global Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGLX
ActivePassive Intermediate Taxable Bond Fund (Prospectus Summary) | ActivePassive Intermediate Taxable Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APTAX
ActivePassive Intermediate Municipal Bond Fund (Prospectus Summary) | ActivePassive Intermediate Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APMUX